EVENTS SUBESEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
EVENTS SUBESEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
EVENTS SUBESEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

NOTE 19 — EVENTS SUBESEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

After the issuance of the audited financial statements on March 26, 2021, but prior to the date on which these financial statements were subsequently reissued, the Company granted 37,000 options in accordance with the Payoneer Inc. 2017 Stock Incentive Plan where each option issued can be exercised to purchase one share of Common Stock of USD 0.01 par value of the Company.

As previously disclosed, on February 3, 2021, FTOC, New Starship, First Merger Sub and the Parties, entered into an Agreement and Plan of Reorganization (the “Original Reorganization Agreement”) providing for a business combination involving FTOC and Payoneer. On February 16, 2021, the Parties entered into Amendment No. 1 to the Reorganization Agreement (the “First Amendment” and, the Original Reorganization Agreement, as amended by the First Amendment, the “Reorganization Agreement”). Defined terms used but not otherwise defined herein shall have the meanings ascribed to them in the Reorganization Agreement.

On May 10, 2021, the Parties entered into that certain Amendment No. 2 to the Reorganization Agreement (the “Second Amendment”). The Second Amendment amended the Reorganization Agreement to provide, among other things, that the incremental amount of cash paid by the Company Optionholders and holders of Company Warrants to the Company in respect of the exercise price of Company Options and Company Warrants exercised during the period beginning February 3, 2021 until immediately prior to the Closing will be added to the definition of Equity Value such that the Equity Value will be increased by such cash amount. In addition, the Second Amendment amended the Reorganization Agreement to provide that, solely for purposes of calculating the Exchange Ratio, a Company Optionholder’s Cashout Vested Company Options and the Per Share Merger Consideration Value, (x) subsections (b), (c) and (d) of the definition of Equity Value and (y) the number of Outstanding Company Equity Securities shall, in each case, be determined as of a date (the “Determining Date”), which shall be determined by the Company and which shall be no less than 10 Business Days prior to the Closing Date.

NOTE 19 — EVENTS SUBESEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (cont.)

In addition, the Second Amendment provides that, for U.S. employees of Payoneer Inc. holding Company Common Shares issued pursuant to the exercise of Company Options prior to the date that is 12‑months preceding the Determining Date (each, an “Exercise Holder”), instead of each Company Common Share held by such Exercise Holder being entitled to Per Share Cash Consideration and Per Share Stock Consideration on a pro rata basis, and instead of the Cashout Vested Company Options of such Exercise Holder being entitled to be exchanged for the Cashout Vested Company Option Amount allocable to such Exercise Holder, (i) the aggregate amount of the Per Share Cash Consideration and Cashout Vested Company Option Amount allocable to such Exercise Holder will be deemed exchanged for certain of such Exercise Holder’s Company Common Shares and Vested Company Options in full, (ii) the aggregate amount of the Per Share Stock Consideration (other than the Earn-Out Shares) allocable to such Exercise Holder will be deemed exchanged for certain of such Exercise Holder’s Company Common Shares in full and (iii) the aggregate Converted Options that would otherwise continue to be held by such Exercise Holder as a result of converting the Remaining Vested Company Options will be deemed exchanged for certain of such Exercise Holder’s Vested Company Options in full, in each case pursuant to a methodology described further in the Second Amendment; provided that the percentage to be obtained by dividing the cash portion of the consideration to be paid to such Exercise Holder by the aggregate amount of consideration allocated to such Exercise Holder under the Reorganization Agreement (excluding the Earn-Out Shares) in respect thereof will be equal to the percentage obtained by dividing the Per Share Cash Consideration that would be payable to such holder in respect of one Company Common Share by the Per Share Merger Consideration Value (excluding the Earn-Out Shares) without giving effect to the foregoing allocation provisions (subject to de minimis differences due to rounding and such other adjustments as the Company may, in its discretion, make in order to give effect to the same).

Note that all other material terms of the Reorganization Agreement remain unchanged.